Net other operating income (expense) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016
Analysis of income and expense [abstract]
Government grants	€ 4,658	€ 4,342		€ 4,181
Allowance for doubtful debtors	(1,065)	(454)		(77)
Amortization intangibles purchase price allocation	(1,994)	(1,064)		0
Capitalized expenses (asset construction)	16	123		12
Net foreign currency exchange gains / (losses)	246	(235)		452
Tax Credits	706	899		741
Fair value adjustment Cenat liability	192	0		0
Personnel related income	168	0		0
Other	844	930		903
Total	€ 3,771	€ 4,541	[2]	€ 6,212

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.
[2]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information